MERRILL LYNCH
EUROFUND





FUND LOGO






Quarterly Report

January 31, 1996





Officers and Trustees
Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Alan J. Albert, Vice President
Donald C. Burke, Vice President
Adrian C. Holmes, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863







This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011





MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION


As a Percentage of Stocks &
Convertible Warrants
As of January 31, 1996


A pie chart illustrating the following percentages:

Netherlands               15.7%
Austria                    0.3%
Denmark                    0.6%
Poland                     1.1%
Hungary                    1.7%
Switzerland                3.0%

Spain                      5.7%
Finland                    8.6%
France                    12.8%
Sweden                    10.7%
Germany                    6.9%
Italy                      6.8%
Norway                     2.8%
Ireland                    1.6%
Czech Republic             0.8%
Greece                     0.4%
Turkey                     0.2%
Portugal                   0.1%
United Kingdom            20.2%



EUROPEAN STOCK MARKET PERFORMANCE


Total Return for the
Three-Month Period
Ended January 31, 1996
in US dollars*


A bar graph illustrating the following percentages:


Finland                  -19.2
Sweden                   - 1.2
Switzerland              - 0.1
Norway                   + 0.2
United Kingdom           + 2.8
Ireland                  + 5.9
France                   + 7.3
Netherlands              + 7.9
Italy                    + 8.2
Germany                  + 8.4
Austria                  + 8.6
Spain                    +13.5


Source: Financial Times/
Standard & Poor's--
Actuaries Index.

[FN]
*For the three-month period
 ended January 31, 1996,
 total investment return for
 the Financial Times/
 Standard & Poor's--
 Actuaries Europe Index
 was +4.66%.





DEAR SHAREHOLDER


During the quarter ended January 31, 1996, the unmanaged Financial Times/Standard & Poor's--Actuaries Europe Index had a total return of +4.66%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares had total returns of +3.39%, +3.17%, +3.09%, and +3.33%, respectively. (Results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3, 4 and 5 of this report to shareholders.) The early part of the quarter was characterized by continued strong performance of growth, defensive and financial stocks, three sectors in which the Fund is underweighted. However, during the market rally in January, we believe market leadership changed and cyclicals began to outperform the other sectors. This change allowed the Fund to partially recover, in relative performance terms, as the quarter progressed.

The economic environment in Europe deteriorated significantly during the fourth quarter of 1995. The destocking of inventories that began in the summer accelerated into the autumn months, leading to declines in industrial production and new orders. In France, the situation was aggravated by widespread industrial actions which brought the country to a virtual standstill in December. Although France and Germany experienced the sharpest growth slowdowns, other countries in Europe experienced more subdued growth.

The legislative response to this sharp and unexpected slowdown was rapid and reasonably aggressive. European governments seem aware that if they are to meet Maastricht criteria for European Monetary Union (EMU), they need moderate economic growth which will enable budget deficits to be stabilized or reduced. Therefore, officials aggressively relaxed monetary policy to stimulate growth. Current budget deficits do not allow for the use of fiscal policy to generate growth, so the entire burden of economic stimulus remains centered on monetary policy. Monetary easing of this pace and magnitude led to currency weakness, which should enhance the competitive position of the European corporate sector and contribute further to economic growth.

Looking ahead into 1996, the impact of weaker currencies, lower interest rates and an end to inventory destocking could lead to a sustainable economic recovery. Investors are beginning to consider this possibility as reflected in higher inflationary expectations, an increase in bond yields and increased interest in economically sensitive stocks in the equity market. The main risk to resuming economic growth remains consumers, who, in spite of increasing income, are dissuaded from spending by high levels of unemployment, job insecurity and fears that they will have to make increasing personal provisions for items that were previously provided by the government. France began tackling this problem by introducing measures to encourage consumer spending, and with approximately two-thirds of European gross domestic product derived from consumer spending, other countries may initiate similar measures.

The question of establishing the EMU remained at the forefront of investors' concerns and caused considerable and heated political debate in Europe. Therefore, it is highly likely that the process will be delayed since the chances of altering required EMU criteria are slight. As 1996 progresses, the path toward EMU should become clearer, but the chances of a 1992-style breakdown in currency and bond markets, with all the risks and opportunities that would ensue, should not be excluded.

Investment Strategy
With certain markets and sectors looking fairly or even fully valued, the percentage of net assets in cash reserves was kept at higher-than-normal levels. At the close of the period ended January 31, 1996, cash and cash equivalents were 9.63% of net assets, and cash holdings may remain at a high level unless further attractively valued longer-term investment opportunities are found. However, we believe that the Fund is currently invested in markets and sectors that are attractively valued. Reasonable market valuations continue to mask the overvaluation of consumer-related areas and undervaluation in the industrial sectors. On a price/book value basis, cyclical stocks were previously only this inexpensive, compared to growth stocks, at the troughs of deep recessions. Therefore, unless economic growth collapses, cyclicals are very underpriced, in our estimation.

The recent rise in bond yields, if sustained or extended, poses a threat to equity market valuations. However, the Fund is principally exposed to market segments which tend to outperform the broader indexes against a background of rising bond yields. At the currency level, we hedged approximately 20% of the Fund's foreign currency exposure using forward foreign exchange contracts. In addition, the Fund's cash reserves are denominated in US dollars. Therefore, the Fund had an approximate 30% US dollar exposure as of January 31, 1996.

The geographic exposure of the Fund changed appreciably during the quarter ended January 31, 1996. For valuation reasons, we reduced the Fund's exposure in Germany, Switzerland and the United Kingdom and increased exposure in France, Italy and emerging/eastern European countries. The Fund is currently overweighted in the Netherlands, Italy, Spain, Finland, Sweden and emerging/eastern European countries, and underweighted in Germany, France, Switzerland and the United Kingdom. The single largest deviation from the benchmark is the United Kingdom, where high valuations coupled with a poor political situation suggested a cautious approach. At the sector level, we believe that the Fund is well-positioned to benefit from the change in market leadership which appears to be taking place. The Fund is heavily invested in automobiles, capital goods, forestry and mining/metals stocks. However, we are taking a negative stance on consumer, healthcare, retail and service stocks.


In Conclusion
With the consensus on economic growth and sectoral strategy beginning to move in line with our own views, the period of the Fund's unfavorable relative performance may be coming to an end. However, if economies do not recover as anticipated, further strains will be placed on the EMU process, which could lead to volatile and unpredictable stock market behavior.

We appreciate your ongoing interest in Merrill Lynch EuroFund, and we look forward to assisting you with your financial needs in the months and years to come.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President





(Adrian C. Holmes)
Adrian C. Holmes
Vice President and Portfolio Manager





March 1, 1996

PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance Summary--Class A Shares
                                     Net Asset Value     Capital Gains     Dividends
Period Covered                    Beginning     Ending    Distributed        Paid*      % Change**
10/26/88--12/31/88                 $ 8.83      $ 8.83        $0.023           --          + 0.26%
1989                                 8.83       10.99          --           $0.087        +25.48
1990                                10.99       10.53          --            0.230        - 2.23
1991                                10.53       11.75          --            0.451        +16.20
1992                                11.75       11.12          --             --          - 5.36
1993                                11.12       14.67          --             --          +31.92
1994                                14.67       13.62         0.737          0.889        + 4.29
1995                                13.62       14.27         0.986          0.071        +12.72
1/1/96--1/31/96                     14.27       14.50          --             --          + 1.61
                                                             ------         ------
                                                       Total $1.746   Total $1.728

                                                  Cumulative total return as of 1/31/96: +113.14%**




Performance Summary--Class B Shares
                                     Net Asset Value     Capital Gains     Dividends
Period Covered                    Beginning     Ending    Distributed        Paid*      % Change**
1/30/87--12/31/87                  $10.00      $ 8.61        $0.737         $0.055        - 5.98%
1988                                 8.61        8.80         0.023          0.126        + 3.98
1989                                 8.80       10.85          --            0.071        +24.13
1990                                10.85       10.38          --            0.124        - 3.26
1991                                10.38       11.59          --            0.332        +15.08
1992                                11.59       10.85          --             --          - 6.38
1993                                10.85       14.17          --             --          +30.60
1994                                14.17       12.95         0.737          0.889        + 3.24
1995                                12.95       13.36         0.986          0.071        +11.52
1/1/96--1/31/96                     13.36       13.57          --             --          + 1.57
                                                             ------         ------
                                                       Total $2.483   Total $1.668

                                                   Cumulative total return as of 1/31/96: +93.17%***

Performance Summary--Class C Shares
                                     Net Asset Value     Capital Gains     Dividends
Period Covered                    Beginning     Ending    Distributed        Paid*      % Change**
10/21/94--12/31/94                 $15.08      $12.94        $0.737         $0.889        - 3.07%
1995                                12.94       13.35         0.986          0.071        +11.53
1/1/96--1/31/96                     13.35       13.55          --             --          + 1.50
                                                             ------         ------
                                                       Total $1.723   Total $0.960

                                                    Cumulative total return as of 1/31/96: +9.73%***


Performance Summary--Class D Shares
                                     Net Asset Value     Capital Gains     Dividends
Period Covered                    Beginning     Ending    Distributed        Paid*      % Change**
10/21/94--12/31/94                 $15.75      $13.61        $0.737         $0.889        - 2.93%
1995                                13.61       14.22         0.986          0.071        +12.44
1/1/96--1/31/96                     14.22       14.44          --             --          + 1.55
                                                             ------         ------
                                                       Total $1.723   Total $0.960

                                                   Cumulative total return as of 1/31/96: +10.83%**


  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
***Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




PERFORMANCE DATA (concluded)

Recent Performance Results*
                                                                                12 Month   3 Month
                                                 1/31/96  10/31/95   1/31/95    % Change   % Change
ML EuroFund Class A Shares                       $14.50    $15.07    $13.44     +15.52%(1) +3.02%(1)
ML EuroFund Class B Shares                        13.57     14.20     12.77     +14.29(1)  +2.78(1)
ML EuroFund Class C Shares                        13.55     14.19     12.76     +14.22(1)  +2.71(1)
ML EuroFund Class D Shares                        14.44     15.02     13.43     +15.15(1)  +2.96(1)
ML EuroFund Class A Shares--Total Return                                        +16.07(2)  +3.39(3)
ML EuroFund Class B Shares--Total Return                                        +14.87(2)  +3.17(3)
ML EuroFund Class C Shares--Total Return                                        +14.79(2)  +3.09(3)
ML EuroFund Class D Shares--Total Return                                        +15.71(2)  +3.33(3)

  *Investment results do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.986 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.071 ordinary income dividends and $0.986 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.053 ordinary income dividends and $0.986 per share capital gains distributions.



Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/95                       +12.72%        + 6.80%
Five Years Ended 12/31/95                 +11.27         +10.07
Inception (10/26/88)
through 12/31/95                          +10.86         +10.03

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/95                       +11.52%        + 7.52%
Five Years Ended 12/31/95                 +10.13         +10.13
Inception (1/30/87) through 12/31/95      + 7.47         + 7.47

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/95                       +11.53%        +10.53%
Inception (10/21/94)
through 12/31/95                          + 6.74         + 6.74

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/95                       +12.44%         +6.53%
Inception (10/21/94)
through 12/31/95                          + 7.60          +2.85

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



PORTFOLIO INFORMATION


As of January 31, 1996                            Percent of
Ten Largest Equity Holdings                       Net Assets

Repsol S.A.                                          2.5%
Societa Finanziaria Telefonica S.p.A. (STET)         2.2
Philips Electronics N.V.                             2.2
International Nederlanden Groep N.V.                 2.2
Amev N.V.                                            2.0
Peugeot S.A.                                         1.9
Bayer AG                                             1.7
ABN AMRO Holding N.V.                                1.7
EuraFrance S.A.                                      1.6
HSBC Holdings PLC                                    1.6


                                                  Percent of
Ten Largest Industries                            Net Assets

Paper & Forest Products                              8.0%
Insurance                                            7.7
Financial Services                                   6.7
Engineering                                          6.6
Banking                                              6.5
Telecommunications                                   6.2
Automobiles & Equipment                              4.8
Pharmaceuticals                                      4.5
Electrical Equipment                                 3.8
Chemicals                                            3.5




SCHEDULE OF INVESTMENTS                                                                               (in US dollars)
                            Shares                                                                            Percent of
Industries                   Held                  Investments                   Cost              Value      Net Assets
Austria

Engineering                 21,800           V.A. Technologie AG           $    2,383,280    $    2,858,060         0.3%

                                             Total Investments in Austria       2,383,280         2,858,060         0.3

Czech Republic

Building & Construction     14,667           Metrostav AS                       1,167,050         1,439,051         0.1

Metals & Mining             27,500           VSZ                                  389,875           431,747         0.0

Pharmaceuticals             30,797           Slovakofarma                       1,875,976         1,681,595         0.2

Telecommunications          48,205           SPT Telecom AS                     4,593,971         4,782,769         0.5

                                             Total Investments in the
                                             Czech Republic                     8,026,872         8,335,162         0.8

Denmark

Telecommunications         105,000           Tele Danmark AS (Class B)          5,565,360         5,795,869         0.5

                                             Total Investments in Denmark       5,565,360         5,795,869         0.5

Finland

Banking                  4,507,224           Merita Bank Ltd. (b)              20,040,398        11,779,581         1.1

Communication              227,760           Nokia OY                          10,997,713         8,878,703         0.8
Equipment

Machine--Diversified       195,000           Rauma OY                           3,519,206         3,683,043         0.4

Metals & Mining            687,700           Outokumpu OY                       9,764,165        10,421,299         1.0

Paper & Forest           2,003,700           Enso-Gutzeit OY 'R'
Products                                     (Ordinary) (Registered)           14,186,087        12,541,552         1.2
                           457,660           Kymmene OY                        13,492,021        11,106,545         1.0
                           391,900           Metsa Serla OY (Class B)          14,945,500        10,758,680         1.0
                           801,925           Repola OY 'S'                     12,642,630        13,913,442         1.3
                                                                           --------------    --------------       ------
                                                                               55,266,238        48,320,219         4.5

                                             Total Investments in Finland      99,587,720        83,082,845         7.8

France

Automobiles &              141,315           Peugeot S.A.                      17,468,422        20,635,984         1.9
Equipment

Banking                     87,750           Societe Generale                   9,244,244        10,306,150         1.0

Building & Construction     96,300           Compagnie de Saint-Gobain S.A.    11,144,465        12,045,511         1.1

Communication              136,850           Alcatel Alsthom Cie Generale
Equipment                                    d'Electricite S.A.                13,026,056        12,493,998         1.2

Financial Services         134,600           Compagnie de Suez S.A.             5,295,872         5,187,867         0.5
                           110,800           Compagnie Financiere de
                                             Paribas                            5,604,913         5,829,981         0.5
                            48,020           EuraFrance S.A.                   13,909,651        17,201,699         1.6
                                                                           --------------    --------------       ------
                                                                               24,810,436        28,219,547         2.6

SCHEDULE OF INVESTMENTS (continued)                                                                   (in US dollars)
                            Shares                                                                            Percent of
Industries                   Held                  Investments                   Cost              Value      Net Assets
France (concluded)

Insurance                  288,565           Assurances Generales de
                                             France S.A. (AGF)             $    7,735,683    $    8,184,839         0.7%

Machinery                  177,431           Compagnie de Fives-Lille           9,488,305        15,976,639         1.5

Metal & Steel              706,150           Usinor-Sacilor                    10,604,816        10,353,254         1.0

Oil & Related               74,050           Societe Nationale Elf
                                             Aquitaine                          5,209,575         5,538,603         0.5

                                             Total Investments in France      108,732,002       123,754,525        11.5

Germany

Banking                     94,300           Deutsche Bank AG                   4,594,297         4,708,346         0.5
                           135,993           Deutsche Bank AG
                                             (Warrants) (a)                     2,264,746         2,513,143         0.2
                                                                           --------------    --------------       ------
                                                                                6,859,043         7,221,489         0.7

Chemicals                   61,685           Bayer AG                          12,936,346        18,446,223         1.7
                            26,055           Hoechst AG                         6,795,214         7,695,163         0.7
                                                                           --------------    --------------       ------
                                                                               19,731,560        26,141,386         2.4

Diversified Companies       42,750           Veba AG (Warrants) (a)             1,840,449         4,424,098         0.4

Engineering                321,783           Kloeckner Werke AG                14,985,368        12,433,655         1.2
                            47,654           Mannesmann AG                     12,941,208        16,540,079         1.5
                                                                           --------------    --------------       ------
                                                                               27,926,576        28,973,734         2.7

                                             Total Investments in Germany      56,357,628        66,760,707         6.2

Greece

Beverages                   35,750           Hellenic Bottling Co.                991,391         1,272,837         0.1

Engineering &               80,666           AEGEK                                945,100           722,108         0.1
Construction

Tobacco                     60,000           Papastratos Cigarette Co.          1,825,929         1,843,262         0.2

                                             Total Investments in Greece        3,762,420         3,838,207         0.4

Hungary

Natural Gas                385,000           Mol Re Hung Oil & Gas              3,306,122         4,817,589         0.4

Pharmaceuticals            131,001           Egis                               2,764,956         4,063,478         0.4
                           251,167           Gedeon Richter (GDR)*              3,567,148         7,346,635         0.7
                                                                           --------------    --------------       ------
                                                                                6,332,104        11,410,113         1.1

                                             Total Investments in Hungary       9,638,226        16,227,702         1.5

Ireland

Building Materials         701,600           CRH PLC                            4,287,411         5,355,634         0.5

Paper & Forest           4,279,417           Jefferson Smurfit Group PLC       12,726,781        10,087,057         0.9
Products
                                             Total Investments in Ireland      17,014,192        15,442,691         1.4


SCHEDULE OF INVESTMENTS (continued)                                                                   (in US dollars)
                            Shares                                                                            Percent of
Industries                   Held                  Investments                   Cost              Value      Net Assets
Italy

Automobiles &            3,720,000           Fiat S.p.A. (Ordinary)        $   11,161,864    $   12,497,567         1.2%
Equipment

Diversified             13,030,335           Compagnie Industriali
Companies                                    Riunite S.p.A. (CIR)              12,170,577         7,421,499         0.7
                        22,730,000           Montedison S.p.A.                 16,774,367        14,387,612         1.3
                                                                           --------------    --------------       ------
                                                                               28,944,944        21,809,111         2.0

Engineering              2,571,700           Filippo Fochi S.p.A.               8,169,638           613,667         0.1

Insurance                4,614,500           Istituto Nazionale delle
                                             Assicurazioni (INA)                6,419,480         6,635,732         0.6

Telecommunications      10,733,151           Societa Finanziaria
                                             Telefonica S.p.A. (STET)          24,298,355        24,162,682         2.2

                                             Total Investments in Italy        78,994,281        65,718,759         6.1

Netherlands

Automobiles &              352,000           Vredestein Groep N.V.              3,504,552         4,247,584         0.4
Equipment

Banking                    405,850           ABN AMRO Holding N.V.             14,543,240        17,835,276         1.7

Capital Goods              459,000           Ahrend Groep N.V.                  6,522,706        16,092,694         1.5

Chemicals                  417,320           European Vinyls Corporation
                                             International N.V.                16,299,362        11,775,254         1.1

Electrical Equipment       582,005           Philips Electronics N.V.          19,471,127        23,235,476         2.2

Insurance                  407,225           Aegon N.V.                         8,349,338        16,722,213         1.5
                           334,400           Amev N.V.                         11,881,525        21,541,166         2.0
                           353,328           International Nederlanden
                                             Groep N.V.                        13,836,874        23,057,425         2.2
                                                                           --------------    --------------       ------
                                                                               34,067,737        61,320,804         5.7

Telecommunications         313,125           Royal Ptt Nederland N.V.          11,337,264        12,030,978         1.1

Transportation             202,108           KLM Royal Dutch Airlines N.V.      6,051,185         6,212,361         0.6

                                             Total Investments in the
                                             Netherlands                      111,797,173       152,750,427        14.3

Norway

Banking                  1,723,000           Christiania Bank OG Kreditkass     3,851,613         4,126,439         0.4

Oil & Gas Producers      1,102,400           Saga Petroleum A.S. (Class B)     12,575,675        12,100,709         1.1

Oil & Related              265,600           Norsk Hydro AS                    11,124,622        10,927,692         1.0

                                             Total Investments in Norway       27,551,910        27,154,840         2.5

Poland

Electrical Equipment       131,390           Bydgoska Fabryka Kabli S.A.        1,939,112         2,422,648         0.2
                            28,785           Fabryka Kotlow Rafako S.A.           269,032           354,590         0.0
                                                                           --------------    --------------       ------
                                                                                2,208,144         2,777,238         0.2

Engineering &              883,861           Elektrim S.A.                      3,895,370         4,854,474         0.5
Construction                10,360           Mostostal Zabrze                      37,252            47,553         0.0
                                                                           --------------    --------------       ------
                                                                                3,932,622         4,902,027         0.5

SCHEDULE OF INVESTMENTS (continued)                                                                   (in US dollars)
                            Shares                                                                            Percent of
Industries                   Held                  Investments                   Cost              Value      Net Assets

Poland (concluded)

Rubber/Tires                68,112           Stomil Olsztyn S.A.           $      889,741    $      956,614         0.1%

Wholesale                  408,168           Polifarb Wroclaw S.A.              1,045,584         1,841,480         0.2

                                             Total Investments in Poland        8,076,091        10,477,359         1.0

Portugal

Banking                     65,825           Banco Totta & Acores, S.A.         1,274,421         1,279,315         0.1

                                             Total Investments in Portugal      1,274,421         1,279,315         0.1

Spain

Banking                     86,553           Banco Popular Espanol S.A.         9,630,077        15,492,863         1.5

Petroleum                  766,268           Repsol S.A.                       21,422,573        26,637,924         2.5

Utilities--Electric        240,000           Empresa Nacional de
                                             Electricidad S.A.                  9,119,821        13,203,636         1.2

                                             Total Investments in Spain        40,172,471        55,334,423         5.2

Sweden

Appliances                 320,800           Electrolux AB                     15,488,929        13,537,425         1.3

Automobiles &              729,900           Volvo AB (Class B)                13,808,866        13,665,980         1.3
Equipment

Engineering                565,600           SKF AB (Class A)                  10,412,644        10,549,047         1.0
                           277,800           SKF AB (Class B)                   5,353,782         5,121,254         0.4
                           408,350           Svedala Industry AB                9,363,783        10,586,177         1.0
                                                                           --------------    --------------       ------
                                                                               25,130,209        26,256,478         2.4

Financial Services         574,365           Stadshypotek AB                    8,968,871        10,877,968         1.0

Metals & Steel             828,500           Avesta-Sheffield AB                7,384,277         6,801,449         0.6

Paper & Forest             250,350           Mo och Domsjo AB (Class B)        11,769,975        10,816,903         1.0
Products                 7,313,800           Rottneros Bruks AB                10,774,603         6,688,841         0.6
                           961,500           Stora Kopparbergs AB              11,893,654        10,316,672         1.0
                                                                           --------------    --------------       ------
                                                                               34,438,232        27,822,416         2.6

Pharmaceuticals            125,700           Pharmacia & Upjohn Inc.            4,830,784         5,114,319         0.5

                                             Total Investments in Sweden      110,050,168       104,076,035         9.7

Switzerland

Electrical Equipment        13,460           BBC Brown Boveri & Cie
                                             (Bearer)                          10,355,594        15,515,369         1.4

Pharmaceuticals             16,205           Ciba-Geigy AG                      9,169,400        13,510,862         1.3

                                             Total Investments in
                                             Switzerland                       19,524,994        29,026,231         2.7



SCHEDULE OF INVESTMENTS (continued)                                                                   (in US dollars)
                            Shares                                                                            Percent of
Industries                   Held                  Investments                   Cost              Value      Net Assets
Turkey

Automotive                 524,675           Otosan Otomobil Sanayii A.S.  $      102,533    $      118,998         0.0%

Banking                  5,238,000           Yapi Ve Kredi Bankasi A.S.           251,266           275,114         0.0

Beverages                  550,000           Erciyas Biracilik Ve Malt
                                             Sanayii A.S.                         366,993           288,875         0.0

Building Materials       3,776,605           Turk Sise Ve Cam Fabrikalari A.S.    522,912           534,964         0.1

Electrical Equipment       267,140           Turk Siemens Kabb Ve Elektrik
                                             Sanayii A.S.                          54,714            60,588         0.0

Engineering &              367,127           Enka Holding Yatirim AS              129,911            92,030         0.0
Construction

Financial Services         621,580           Eczacibasi Yatirim Holding
                                             Ortakligi A.S.                       115,789           145,922         0.0

Printing & Publishing   22,134,915           Hurriyet Gazetecilik Ve
                                             Matbaacilik A.S.                     859,700           898,361         0.1

                                             Total Investments in Turkey        2,403,818         2,414,852         0.2

United Kingdom

Beverages                1,837,550           Cadbury Schweppes PLC             15,832,150        15,177,612         1.4

Electronics              1,962,250           General Electric Co. PLC
                                             (Ordinary)                         9,826,683        10,755,681         1.0

Engineering              4,968,400           T & N PLC                         12,669,012        12,228,723         1.1

Financial Services         997,000           HSBC Holdings PLC                 15,115,875        16,831,155         1.6
                         2,060,448           Lloyds TSB PLC                     9,644,151        10,049,423         0.9
                           615,000           National Westminster Bank PLC      5,611,738         6,161,593         0.6
                                                                           --------------    --------------       ------
                                                                               30,371,764        33,042,171         3.1

Food & Beverage          2,004,900           Grand Metropolitan PLC            13,021,249        13,471,926         1.3
                           897,400           Tate & Lyle PLC                    5,868,055         6,395,949         0.6
                                                                           --------------    --------------       ------
                                                                               18,889,304        19,867,875         1.9

Industrials              3,942,200           Tomkins PLC                       14,155,374        16,399,749         1.5

Insurance                1,193,300           Prudential Corp. PLC               5,739,834         7,766,116         0.7

Oil & Related            1,245,300           The British Petroleum Co. PLC      9,137,083         9,947,332         0.9

Pharmaceuticals          1,048,600           Glaxo Holdings PLC                12,614,625        15,216,339         1.4

Retail Trade             1,269,000           J Sainsbury PLC                    8,080,710         7,568,950         0.7

Shipping &                 708,300           Peninsular & Oriental Steam
Construction                                 Navigation Co.                     5,666,308         5,871,736         0.5

Telecommunications       1,217,100           Racal Electronics PLC              4,866,303         5,697,245         0.5
                         4,140,200           Vodafone Group PLC                15,030,877        14,879,051         1.4
                                                                           --------------    --------------       ------
                                                                               19,897,180        20,576,296         1.9

Utilities--              1,695,000           Cable & Wireless PLC              11,441,733        11,389,552         1.1
Communications

Utilities--                517,175           Severn Trent PLC                   5,282,947         4,822,269         0.5
Electric & Water           529,650           Yorkshire Water PLC                5,154,410         4,878,606         0.5
                                                                           --------------    --------------       ------
                                                                               10,437,357         9,700,875         1.0

                                             Total Investments in the
                                             United Kingdom                   184,759,117       195,509,007        18.2

SCHEDULE OF INVESTMENTS (concluded)                                                                   (in US dollars)
                           Face                                                                                Percent of
                          Amount               Short-Term Securities              Cost              Value      Net Assets


Repurchase             $20,000,000           Goldman Sachs & Co., purchased
Agreements**                                 on 1/31/1996 to yield 5.55%
                                             to 2/05/1996                  $   20,000,000    $   20,000,000         1.9%
                        42,826,000           SBC Capital Markets, Inc.,
                                             purchased on 1/31/1996 to
                                             yield 5.90% to 2/01/1996          42,826,000        42,826,000         4.0

                                             Total Investments in
                                             Short-Term Securities             62,826,000        62,826,000         5.9


Total Investments                                                          $  958,498,144     1,032,663,016        96.3
                                                                           ==============
Unrealized Appreciation on Forward Foreign Exchange Contracts++                                   7,874,995         0.7

Other Assets Less Liabilities                                                                    31,607,766         3.0
                                                                                             --------------       ------
Net Assets                                                                                   $1,072,145,777       100.0%
                                                                                             ==============       ======
Net Asset              Class A--Based on net assets of $198,110,351 and
Value:                          13,661,618 shares of beneficial interest outstanding         $        14.50
                                                                                             ==============
                       Class B--Based on net assets of $756,162,512 and
                                55,738,636 shares of beneficial interest outstanding         $        13.57
                                                                                             ==============
                       Class C--Based on net assets of $10,817,045 and
                                798,532 shares of beneficial interest outstanding            $        13.55
                                                                                             ==============
                       Class D--Based on net assets of $107,055,869 and
                                7,411,433 shares of beneficial interest outstanding          $        14.44
                                                                                             ==============


 (a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and numbers of shares are subject to adjustment under certain conditions until the expiration date.
(b)Formerly known as Unitas Bank Ltd. (Class A).
  *Global Depositary Receipts.
 **Repurchase Agreements are fully collateralized by US Government &
   Agency Obligations.

 ++Forward foreign exchange contracts sold as of January 31, 1996 were as follows:

   Foreign                               Expiration               Unrealized
   Currency Sold                            Date                 Appreciation
   Chf         21,766,704                July 1996                 $  748,376
   DM          53,033,950                July 1996                  1,062,322
   Frf        408,999,100                July 1996                  2,667,722
   Nlg        197,346,489                July 1996                  3,396,575

   Total Unrealized Appreciation on Forward Foreign Exchange
   Contracts Sold (US$ Commitment--$262,000,000)                   $7,874,995
                                                                   ==========




PORTFOLIO CHANGES


For the Quarter Ended
January 31, 1996

Additions

*Arbed S.A.
 Banco Totta & Acores, S.A.
*British Gas PLC
 Cable & Wireless PLC
 Christiania Bank OG
  Kreditkasse
*Debica S.A.
 Deutsche Bank AG
 Deutsche Bank AG (Warrants)
 Eczacibasi Yatirim Holding
  Ortakligi A.S.
*EuraFrance S.A. (Rights)
 Fabryka Kotlow Rafako S.A.

 Fiat S.p.A. (Ordinary)
 General Electric Co. PLC
  (Ordinary)
 Hellenic Bottling Co.
 Hoechst AG
 Hurriyet Gazetecilik Ve
  Matbaacilik A.S.
 Istituto Nazionale delle
  Assicurazioni (INA)
 Lloyds TSB PLC
 Mostostal Zabrze
 Nokia OY
 Otosan Otomobil Sanayii A.S.
 Peninsular & Oriental Steam
  Navigation Co.
 Pharmacia & Upjohn Inc.
 Royal Ptt Nederland N.V.
*SGS-Thomson
  Microelectronics N.V.
 Severn Trent PLC
 Stomil Olsztyn S.A.
 Tele Danmark AS (Class B)
 Turk Siemens Kabb Ve
  Elektrik Sanayii A.S.
 Turk Sise Ve Cam
  Fabrikalari A.S.
 VSZ
 Yapi Ve Kredi Bankasi A.S.
 Yorkshire Water PLC


Deletions

 Akzo N.V.
*Arbed S.A.
 Asda Group PLC
 BASF AG
 BET PLC
 BTR PLC (Ordinary)
*British Gas PLC
 CS Holdings AG (Registered)
*Debica S.A.
*EuraFrance S.A. (Rights)
 Generale de Banque S.A.
 KNP BT (Koninklijke) (Warrants)
 Kansallis-Osake-Pankki
 Roche Holdings AG
*SGS-Thomson
  Microelectronics N.V.
 Saga Petroleum A.S. (Class A)
 Siemens AG
 Unilever PLC

[FN]
*Added and deleted in the same
 quarter.